Condensed Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014		Jun. 30, 2013		Jun. 30, 2012
Income Statement [Abstract]
Revenue	$ 323,900	$ 276,976	[1],[2]	$ 644,500	$ 545,100	$ 1,123,187		$ 1,004,354		$ 375,526
Operating costs and expenses
Operating costs (excluding depreciation and amortization and including stock-based compensation)	97,800	86,008	[1],[2]	205,100	166,000	344,171		313,655		139,767
Selling, general and administrative expenses	32,100	86,680	[1],[2]	188,900	162,800	384,722		256,594		80,979
Depreciation and amortization	96,900	81,719	[1],[2]	192,900	162,700	338,268		324,532		84,961
Total operating costs and expenses	226,800	254,407	[1],[2]	586,900	491,500	1,067,161		894,781		305,707
Operating income	97,100	22,569	[1],[2]	57,600	53,600	56,026		109,573		69,819
Other expenses
Interest expense	(53,400)	(50,277)	[1],[2],[3]	(100,300)	(101,800)	(203,529)	[3]	(202,464)	[4]	(50,720)
Loss on extinguishment of debt	(30,900)	(1,911)	[1],[2],[5]	(30,900)	(1,911)	(1,911)	[5]	(77,253)	[6]
Foreign currency (loss)/gain on intercompany loans	(13,300)	200		(27,900)	800
Impairment of cost method investment										(2,248)
Other (expense)/income, net	(100)	200		(200)	300	5,065		326		123
Total other expenses, net	(97,700)	(51,703)	[1],[2]	(159,300)	(102,600)	(200,375)		(279,391)		(52,845)
Earnings/(loss) from continuing operations before provision for income taxes	(600)	(29,134)	[1],[2]	(101,700)	(49,000)	(144,349)		(169,818)		16,974
(Benefit)/provision for income taxes	(4,400)	8,424	[1],[2]	5,000	17,700	37,295		(24,205)		26,871
Income/(loss) from continuing operations	3,800	(37,558)	[1],[2]	(106,700)	(66,700)	(181,644)		(145,613)		(9,897)
Earnings from discontinued operations, net of income taxes		761	[1],[2],[7]		2,500	2,350	[7]	8,396	[7]	8,673
Net income/(loss)	$ 3,800	$ (36,797)	[1],[2]	$ (106,700)	$ (64,200)	$ (179,294)		$ (137,217)		$ (1,224)
Weighted-average shares used to compute net income/(loss) per share:
Basic and diluted						223,000,000		223,000,000		223,000,000
Basic	236,224,561	223,000,000		229,612,280	223,000,000
Diluted	237,208,647	223,000,000		229,612,280	223,000,000
Income/(loss) from continuing operations per share:
Basic and diluted						$ (0.81)		$ (0.65)		$ (0.05)
Basic	$ 0.02	$ (0.17)		$ (0.46)	$ (0.30)
Diluted	$ 0.02	$ (0.17)		$ (0.46)	$ (0.30)
Earnings from discontinued operations per share
Basic and diluted		$ 0.00			$ 0.01	$ 0.01		$ 0.04		$ 0.04
Net income/(loss) per share
Basic and diluted						$ (0.80)		$ (0.61)		$ (0.01)
Basic	$ 0.02	$ (0.17)		$ (0.46)	$ (0.29)
Diluted	$ 0.02	$ (0.17)		$ (0.46)	$ (0.29)

[1]	The Company realized an increase in revenue and operating expenses beginning October 1, 2013 as a result of the acquisition of Access.
[2]	The Company realized an increase in revenue and operating expenses beginning October 2, 2013 as a result of the acquisition of Fiberlink.
[3]	The Company realized an increase in interest expense during the second and fourth quarters of 2014 due to financing transactions completed to increase its borrowings under its term loan facility. See Note 9-Long-Term Debt.
[4]	The Company realized a decrease in interest expense during the second and third quarters of 2013 due to financing transactions completed to lower the interest rates on the Company's variable rate debt. During the fourth quarter of 2013, favorable movements in interest rates increased the fair value of the Company's interest rate swaps, resulting in a decrease in the Company's interest expense-see Note 9-Long-Term Debt.
[5]	The Company completed a debt refinancing transaction during the second quarter of Fiscal 2014, resulting in a loss on debt extinguishment for that respective period. See Note 9-Long-Term Debt.
[6]	The Company completed debt refinancing transactions during the first, second and third quarters of Fiscal 2013, resulting in a loss on debt extinguishment in each respective period. See Note 9-Long-Term Debt.
[7]	The Company spun-off its OVS operating unit on June 13, 2014-see Note 4-Spin-Off of Business.